Vulnerability due to certain concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Vulnerability due to certain concentrations	Vulnerability due to certain concentrationsWe rely on outside vendors for components and subassemblies used in our systems including the design thereof, each of which is obtained from a single supplier or a limited number of suppliers. Our reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components, reduced control over pricing and the risk of untimely delivery of these components and subassemblies.